COST OF REVENUE	9 Months Ended	12 Months Ended
	Dec. 31, 2025	Mar. 31, 2025
Cost Of Revenue
COST OF REVENUE

5.	COST OF REVENUE

The Company’s cost of revenue is summarized as follows:

	Three months ended		Nine months ended
	December 31,		December 31,
	2025	2024	2025	2024
Cost of Revenue from POCs and software implementation	$269,675	$-	$479,675	$145,000
Cost of Revenue from SaaS	22,877	-	67,428	-
	$292,552	$-	$547,103	$145,000

6. COST OF REVENUE

The Company’s cost of revenue is summarized as follows:

	Year ended
	March 31,
	2025	2024
Cost of Revenue from POCs and software implementation	$145,000	$714,458
Cost of Revenue from SaaS	-	984,712
Provision for estimated loss on contract	486,691	-
	$631,691	$1,699,170

Included in accrued liabilities is a provision of $486,691 related to the estimated loss under the Analog – VERSES Framework Agreement. The provision reflects management’s best estimate of the expected loss as of the reporting date, based on currently available information. The Company will continue to monitor this obligation and adjust the provision as necessary if further information becomes available or conditions change.